Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
United States	$ 155.0	$ 125.9	$ 231.9
Non-United States	3.2	1.7	2.4
Income Before Income Taxes	$ 158.2	$ 127.6	$ 234.3